Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 63,065,724
Interest and dividend income from investments	32,487,106
Interest income on notes receivable from participants	1,084,206
Contributions:
Contributions:	34,406,723
Employer, net of forfeitures	10,885,836
Rollovers	4,822,509
Total contributions	50,115,068
Total additions	146,752,104
Deductions from net assets attributed to:
Benefits paid to participants	82,616,180
Administration fees and other	335,564
Total deductions	82,951,744
Net increase in net assets	63,800,360
Net assets available for benefits:
Beginning of year	708,862,985
End of year	$ 772,663,345